Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014		$ 4,700	$ (4,700)	$ (138,823)	$ (138,823)
Balance, shares at Dec. 31, 2014		47,000,000
Recapitalization of Company	$ 100	$ 450	99,527		100,077
Recapitalization of Company, shares	1,000,000	4,493,390
Common shares issued for offering costs		$ 100	204,900		205,000
Common shares issued for offering costs, shares		1,000,000
Common stock issued for services		$ 6	17,994
Common stock issued for services, shares		60,000			60,000
Shares issued for cash		$ 455	1,361,068		$ 1,361,523
Shares issued for cash, shares		4,554,419			4,493,390
Net loss				(990,396)	$ (990,396)
Balance at Dec. 31, 2015	$ 100	$ 5,711	1,678,789	(1,129,219)	555,381
Balance, shares at Dec. 31, 2015	1,000,000	57,107,809
Common stock issued for services		$ 26	85,974		11,190
Common stock issued for services, shares		260,000
Shares issued for cash pursuant to stock purchase agreement		$ 140	202,900		203,040
Shares issued for cash pursuant to stock purchase agreement, shares		1,400,000
Shares issued for cash and subscription receivable pursuant to subscription agreements		$ 204	342,374		342,578
Shares issued for cash and subscription receivable pursuant to subscription agreements, shares		2,040,037
Net loss				(2,013,632)	(2,013,632)
Balance at Dec. 31, 2016	$ 100	$ 6,081	$ 2,310,037	$ (3,142,851)	$ (826,633)
Balance, shares at Dec. 31, 2016	1,000,000	60,807,846